Commitment and Contingencies (Tables)	6 Months Ended
Mar. 31, 2023
Commitment and Contingencies [Abstract]
Schedule of capital commitments under non-cancelable agreements
Future payments	Capital commitments
April 2023 to September 2023	$680,163
October 2023 to September 2024	3,554,064
October 2024 to September 2025	-
October 2025 to September 2026	-
October 2026 to September 2027	-
Thereafter	-
Total	$4,234,227